Fair Value Measurements (Fair Value, Option, Quantitative Disclosures) (Detail) $ in Millions		6 Months Ended
		Jun. 30, 2023 USD ($) $ / MWh $ / MMBTU	Dec. 31, 2022 USD ($)
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		$ 1,255	$ 2,176
Fair Value of Derivative Liabilities		794	1,404
Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		224	882
Fair Value of Derivative Liabilities		238	456
Fair Value, Measurements, Recurring
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		7,489	7,782
Total liabilities		794	1,404
Fair Value, Measurements, Recurring | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		3,574	3,902
Total liabilities		238	456
Fair Value, Measurements, Recurring | Commodity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		351	769
Fair Value of Derivative Liabilities		354	926
Fair Value, Measurements, Recurring | Commodity Contract | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		89	268
Fair Value of Derivative Liabilities		168	348
Fair Value, Measurements, Recurring | Level 3
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		156	437
Total liabilities		22	15
Fair Value, Measurements, Recurring | Level 3 | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Total assets		15	236
Total liabilities		18	15
Fair Value, Measurements, Recurring | Level 3 | Commodity Contract
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		156	437
Fair Value of Derivative Liabilities		22	15
Fair Value, Measurements, Recurring | Level 3 | Commodity Contract | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets		15	236
Fair Value of Derivative Liabilities		18	$ 15
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Liabilities	[1],[2]	$ 18
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Minimum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	(2)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Maximum | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	2
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2],[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2],[3]	4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2],[3]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[1],[2],[3]	(1)
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[2]	$ 141
Fair Value of Derivative Liabilities	[2]	$ 4
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	25
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Minimum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	32
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	138
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Maximum | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2]	138
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Weighted Average | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[3]	47
Fair Value, Measurements, Recurring | Level 3 | Discounted cash flow | Commodity Contract | Electricity | Weighted Average | Liabilities | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MWh	[2],[3]	64
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	$ 15
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value of Derivative Assets	[1],[2]	15
Fair Value of Derivative Liabilities	[1],[2]	$ 18
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	1
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	19.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Minimum | Assets | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	19.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Market Price
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	8
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Market Price | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Market Price | $ / MMBTU	[1],[2]	8
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	72.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Maximum | Assets | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[4]	72.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Price Volatility
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[3],[4]	51.00%
Fair Value, Measurements, Recurring | Level 3 | Option Model | Commodity Contract | Natural Gas | Weighted Average | Liabilities | Price Volatility | Virginia Electric and Power Company
Fair Value, Option, Quantitative Disclosures [Line Items]
Price volatility (percentage)	[3],[4]	51.00%

[1]	Includes basis.
[2]	Represents market prices beyond defined terms for Levels 1 and 2.
[3]	Averages weighted by volume.
[4]	Represents volatilities unrepresented in published markets.